Contract Liabilities - Summary of Contract Liabilities Developed (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Contract liabilities [Abstract]
Current and non-current contract liabilities as of January 1,	€ 15,297	€ 307
Received cash-ins	44,711	16,070
Revenue recognition	(4,746)	(903)
Accumulated interest expenses due to financing component	5,078	0
Net foreign exchange effects	(1,421)	(176)
Current and non-current contract liabilities as of December 31,	€ 58,919	€ 15,297